COMPANY'S OPERATIONS - (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
B R F Gmb H [Member]
Reserve Quantities [Line Items]
Entity	BRF GmbH
Main activity	Holding
Country	Austria
% equity interest	100.00%	100.00%
Equity interest	Direct
B R F Arabia Holding Company [Member]
Reserve Quantities [Line Items]
Entity	BRF Arabia Holding Company
Main activity	Holding
Country	Saudi Arabia
% equity interest	70.00%
Equity interest	Indirect
B R F Foods U K Ltd [Member]
Reserve Quantities [Line Items]
Entity	BRF Foods UK Ltd.
Main activity	Administrative and marketing services
Country	England
% equity interest	100.00%
Equity interest	Direct
B R F Foods Gmb H [Member]
Reserve Quantities [Line Items]
Entity	BRF Foods GmbH
Main activity	Industrialization, import and commercialization of products
Country	Austria
% equity interest	100.00%	100.00%
Equity interest	Indirect
Al Khan Foodstuff L L C A K F [Member]
Reserve Quantities [Line Items]
Entity	Al Khan Foodstuff LLC ("AKF")
Main activity	Import, commercialization and distribution of products
Country	Oman
% equity interest	70.00%	70.00%
Equity interest	Indirect
Tbq Foods Gmb H [Member]
Reserve Quantities [Line Items]
Entity	TBQ Foods GmbH
Main activity	Holding
Country	Austria
% equity interest	60.00%	60.00%
Equity interest	Indirect
Banvit Bandirma Vitaminli [Member]
Reserve Quantities [Line Items]
Entity	Banvit Bandirma Vitaminli
Main activity	Import, industrialization and commercialization of products
Country	Turkey
% equity interest	91.71%	91.71%
Equity interest	Indirect
Banvit Enerjive Elektrik Uretim Ltd Sti [Member]
Reserve Quantities [Line Items]
Entity	Banvit Enerji ve Elektrik Üretim Ltd. Sti.
Main activity	Generation and commercialization of electric energy
Country	Turkey
% equity interest	100.00%	100.00%
Equity interest	Indirect
Nutrinvestments B V [Member]
Reserve Quantities [Line Items]
Entity	Nutrinvestments BV
Main activity	Holding
Country	The Netherlands
% equity interest	100.00%	100.00%
Equity interest	Indirect
Banvit M E F Z E [Member]
Reserve Quantities [Line Items]
Entity	Banvit ME FZE
Main activity	Marketing and logistics services
Country	UAE
% equity interest		100.00%
Equity interest	Indirect
B R F Foods L L C [Member]
Reserve Quantities [Line Items]
Entity	BRF Foods LLC
Main activity	Import, industrialization and commercialization of products
Country	Russia
% equity interest	100.00%	100.00%
Equity interest	Indirect
B R F Global Company Nigeria Ltd [Member]
Reserve Quantities [Line Items]
Entity	BRF Global Company Nigeria Ltd.
Main activity	Marketing and logistics services
Country	Nigeria
% equity interest	100.00%	100.00%
Equity interest	Indirect
B R F Global Company South Africa Proprietary Ltd [Member]
Reserve Quantities [Line Items]
Entity	BRF Global Company South Africa Proprietary Ltd.
Main activity	Administrative, marketing and logistics services
Country	South Africa
% equity interest	100.00%	100.00%
Equity interest	Indirect
B R F Global Gmb H [Member]
Reserve Quantities [Line Items]
Entity	BRF Global GmbH
Main activity	Holding and trading
Country	Austria
% equity interest	100.00%	100.00%
Equity interest	Indirect
B R F Japan K K [Member]
Reserve Quantities [Line Items]
Entity	BRF Japan KK
Main activity	Marketing and logistics services, import, export, industrialization and commercialization of products
Country	Japan
% equity interest	100.00%	100.00%
Equity interest	Indirect
B R F Korea L L C [Member]
Reserve Quantities [Line Items]
Entity	BRF Korea LLC
Main activity	Marketing and logistics services
Country	Korea
% equity interest	100.00%	100.00%
Equity interest	Indirect
B R F Shanghai Management Consulting Co Ltd [Member]
Reserve Quantities [Line Items]
Entity	BRF Shanghai Management Consulting Co. Ltd.
Main activity	Provision of consultancy and marketing services
Country	China
% equity interest	100.00%	100.00%
Equity interest	Indirect
B R F Shanghai Trading Co Ltd [Member]
Reserve Quantities [Line Items]
Entity	BRF Shanghai Trading Co. Ltd.
Main activity	Import, export and commercialization of products
Country	China
% equity interest	100.00%	100.00%
Equity interest	Indirect
B R F Singapore Foods P T E Ltd [Member]
Reserve Quantities [Line Items]
Entity	BRF Singapore Foods PTE Ltd.
Main activity	Administrative, marketing and logistics services
Country	Singapore
% equity interest	100.00%	100.00%
Equity interest	Indirect
Eclipse Holding Cooperatief U A One [Member]
Reserve Quantities [Line Items]
Entity	Eclipse Holding Cöoperatief U.A.
Main activity	Holding
Country	The Netherlands
% equity interest	100.00%	100.00%
Equity interest	Indirect
Buenos Aires Fortune S A [Member]
Reserve Quantities [Line Items]
Entity	Buenos Aires Fortune S.A.
Main activity	Holding
Country	Argentina
% equity interest	100.00%	100.00%
Equity interest	Indirect
Eclipse Latam Holdings [Member]
Reserve Quantities [Line Items]
Entity	Eclipse Latam Holdings
Main activity	Holding
Country	Spain
% equity interest	100.00%	100.00%
Equity interest	Indirect
Perdigao Europe Lda [Member]
Reserve Quantities [Line Items]
Entity	Perdigão Europe Lda.
Main activity	Import, export of products and administrative services
Country	Portugal
% equity interest	100.00%	100.00%
Equity interest	Indirect
Proud Food Ldaone [Member]
Reserve Quantities [Line Items]
Entity	ProudFood Lda.
Main activity	Import and commercialization of products
Country	Angola
% equity interest	100.00%	100.00%
Equity interest	Indirect
Sadia Chile S A [Member]
Reserve Quantities [Line Items]
Entity	Sadia Chile S.A.
Main activity	Import, export and commercialization of products
Country	Chile
% equity interest	100.00%	100.00%
Equity interest	Indirect
Wellax Food Logistics C P A S U Lda [Member]
Reserve Quantities [Line Items]
Entity	Wellax Food Logistics C.P.A.S.U. Lda.
Main activity	Import, commercialization of products and administrative services
Country	Portugal
% equity interest		100.00%
Equity interest	Indirect
One Foods Holdings Ltd [Member]
Reserve Quantities [Line Items]
Entity	One Foods Holdings Ltd.
Main activity	Holding
Country	UAE
% equity interest	100.00%	100.00%
Equity interest	Indirect
Al Wafi Food Products Factory L L C [Member]
Reserve Quantities [Line Items]
Entity	Al-Wafi Food Products Factory LLC
Main activity	Import, export, industrialization and commercialization of products
Country	UAE
% equity interest	100.00%	100.00%
Equity interest	Indirect
Badi Ltd [Member]
Reserve Quantities [Line Items]
Entity	Badi Ltd.
Main activity	Holding
Country	UAE
% equity interest	100.00%	100.00%
Equity interest	Indirect
Al Wafi Al Takamol Internationalfor Foods Products [Member]
Reserve Quantities [Line Items]
Entity	Al-Wafi Al-Takamol International for Foods Products
Main activity	Import and commercialization of products
Country	Saudi Arabia
% equity interest	100.00%	100.00%
Equity interest	Indirect
Joody Al Sharqiya Food Production Factory L L C [Member]
Reserve Quantities [Line Items]
Entity	Joody Al Sharqiya Food Production Factory LLC
Main activity	Import and commercialization of products
Country	Saudi Arabia
% equity interest	100.00%	100.00%
Equity interest	Indirect
B R F Kuwait Food Management Company W L L [Member]
Reserve Quantities [Line Items]
Entity	BRF Kuwait Food Management Company WLL
Main activity	Import, commercialization and distribution of products
Country	Kuwait
% equity interest	49.00%	49.00%
Equity interest	Indirect
One Foods Malaysia S D N B H D [Member]
Reserve Quantities [Line Items]
Entity	One Foods Malaysia SDN. BHD.
Main activity	Marketing and logistics services
Country	Malaysia
% equity interest		100.00%
Equity interest	Indiretc
Federal Foods L L C [Member]
Reserve Quantities [Line Items]
Entity	Federal Foods LLC
Main activity	Import, commercialization and distribution of products
Country	UAE
% equity interest	49.00%	49.00%
Equity interest	Indirect
Federal Foods Qatar [Member]
Reserve Quantities [Line Items]
Entity	Federal Foods Qatar
Main activity	Import, commercialization and distribution of products
Country	Qatar
% equity interest	49.00%	49.00%
Equity interest	Indirect
Establecimiento Levino Zaccardiy Cia S A [Member]
Reserve Quantities [Line Items]
Entity	Establecimiento Levino Zaccardi y Cia. S.A.
Main activity	Industrialization and commercialization of dairy products
Country	Argentina
% equity interest		100.00%
Equity interest	Indirect
B R F Energia S A [Member]
Reserve Quantities [Line Items]
Entity	BRF Energia S.A.
Main activity	Commercialization of eletric energy
Country	Brazil
% equity interest	100.00%	100.00%
Equity interest	Direct
B R F Pet S A [Member]
Reserve Quantities [Line Items]
Entity	BRF Pet S.A.
Main activity	Industrialization, commercialization and distribution of feed and nutrients for animals
Country	Brazil
% equity interest	100.00%	100.00%
Equity interest	Direct
Hecosul Alimentos Ltda [Member]
Reserve Quantities [Line Items]
Entity	Hercosul Alimentos Ltda.
Main activity	Manufacturing and sale of animal feed
Country	Brazil
% equity interest	100.00%	100.00%
Equity interest	Indirect
Hercosul Distribuicao Ltda [Member]
Reserve Quantities [Line Items]
Entity	Hercosul Distribuição Ltda.
Main activity	Import, export, wholesale and retail sale of food products for animals
Country	Brazil
% equity interest	100.00%	100.00%
Equity interest	Indirect
Hercosul International S R L [Member]
Reserve Quantities [Line Items]
Entity	Hercosul International S.R.L.
Main activity	Manufacturing, export, import and sale of feed and nutrients for animals
Country	Paraguay
% equity interest	100.00%	100.00%
Equity interest	Indirect
Hercosul Solucaesem Transportes Ltda [Member]
Reserve Quantities [Line Items]
Entity	Hercosul Soluções em Transportes Ltda.
Main activity	Road freight
Country	Brazil
% equity interest	100.00%	100.00%
Equity interest	Indirect
Mogiana Alimentos S A [Member]
Reserve Quantities [Line Items]
Entity	Mogiana Alimentos S.A.
Main activity	Manufacturing, distribution and sale of Pet Food products
Country	Brazil
% equity interest	100.00%	100.00%
Equity interest	Indirect
Potengi Holdings S A [Member]
Reserve Quantities [Line Items]
Entity	Potengi Holdings S.A.
Main activity	Holding
Country	Brazil
% equity interest	50.00%	50.00%
Equity interest	Affiliate
P R S A D Administracaodebemproprio S A [Member]
Reserve Quantities [Line Items]
Entity	PR-SAD Administração de bem próprio S.A.
Main activity	Management of assets
Country	Brazil
% equity interest	33.33%	33.33%
Equity interest	Affiliate
P S A Laboratorio Veterinario Ltda [Member]
Reserve Quantities [Line Items]
Entity	PSA Laboratório Veterinário Ltda.
Main activity	Veterinary activities
Country	Brazil
% equity interest	100.00%	100.00%
Equity interest	Indirect
Sadia Alimentos S A [Member]
Reserve Quantities [Line Items]
Entity	Sadia Alimentos S.A.
Main activity	Holding
Country	Argentina
% equity interest	100.00%	100.00%
Equity interest	Direta
Sadia Uruguay S A [Member]
Reserve Quantities [Line Items]
Entity	Sadia Uruguay S.A.
Main activity	Import and commercialization of products
Country	Uruguay
% equity interest	100.00%	100.00%
Equity interest	Direct
Vip S A Empreendimentose Participacoes Imobiliarias [Member]
Reserve Quantities [Line Items]
Entity	Vip S.A. Empreendimentos e Participações Imobiliárias
Main activity	Commercialization of owned real state
Country	Brazil
% equity interest	100.00%	100.00%
Equity interest	Direct
B R F Investimentos Ltda One [Member]
Reserve Quantities [Line Items]
Entity	BRF Investimentos Ltda.
Main activity	Holding, management of companies and assets
Country	Brazil
% equity interest	100.00%	100.00%
Equity interest	Indirect